NON-PUBLIC

CONFIDENTIAL

03044275

13FCONP
5/17/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/03____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets CORP
Address: _417 Fifth Avenue, Fourth Floor
_New York, NY 10016

13F File Number: 028-06918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Vince Saponar VS
Title: ___Executive Director
Phone: ___212-667-6239

Signature, Place, and Date of Signing:

Vincent M Saponar	___NEW YORK, NY___	___11/10/03___
[Signature]	[City, State]	[Date]

PROCESSED
AUG 23 2004 E
THOMSON FINANCIAL

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

<PAGE>

CONFIDENTIAL TREATMENT REQUESTED

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ____72____

Form 13F Information Table Value Total: $___93,186___
(thousands)

List of Other Included Managers: NONE

<TABLE>

<C> <C> <C> <C>

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE SEP03

CONFIDENTIAL

NAME OF ISSUES (ITEM 1)	TITLE OF CLASS (ITEM 2)	CUSIP NO (ITEM 3)	FAIR MARKET VALUE (ITEM 4)	SHARES OR PRINCIPAL AMOUNT (ITEM 5)	INVESTMENT DISCRETION (ITEM 6) SOLE (A)	SHARED DEFINED (B)	SHARED OTHER (C)	MGR (ITEM 7)	VOTING AUTHORITY (ITEM 8) (SHARES) SOLE (A)	SHARED (B)	NONE (C)
ASML HLDG NV	N Y SH	N07059111	107,130	7,062	7,062				7,062		
ACXIOM CORP	COM	005125109	254,156	16,025	16,025				16,025		
ADVANCED MICRO DEVICES INC	NOTE	007903AF4	6,445,285	3,500,000	3,500,000				3500,000		
ADVANCED ENERGY INDS	NOTE	007973AC4	3,777,167	3,570,000	3,570,000				3570,000		
AMAZON COM INC	NOTE	023135AF3	3,833,739	4,030,000	4,030,000				4030,000		
AMEREN CORP	COM	023608102	775,138	18,200	18,200				18,200		
AMERICAN GREETINGS CORP	NOTE	026375AJ4	341,233	210,000	210,000				210,000		
AMERICAN TOWER CORP	NOTE	029912AB8	7,677	8,300	8,300				8,300		
AMERICAN TOWER CORP	CL A	029912201	95,040	9,000	9,000				9,000		
AMERISOURCE HEALTH CORP	NOTE	03071PAD4	5,621,203	4,560,000	4,560,000				4560,000		
AMKOR TECHNOLOGY INC	NOTE	031652AN0	197,400	210,000	210,000				210,000		
ANIXTER INTL INC	NOTE	035290AC9	20,662	62,000	62,000				62,000		
AON CORP	DBCV	037389AT0	25,207	21,000	21,000				21,000		
AVAYA INC	NOTE	053499AA7	531,176	969,000	969,000				969,000		
AVIRON	NOTE	053762AD2	48,476	45,000	45,000				45,000		
CEPHALON INC	NOTE	156708AE9	1,824,863	1,957,000	1,957,000				1957,000		
CHARMING SHOPPES INC	NOTE	161133AC7	976,233	1,055,000	1,055,000				1055,000		
CHECKFREE HLDGS CORP	NOTE	162816AC6	203,504	200,000	200,000				200,000		
CHECKPOINT SYS INC	SDCV	162825AB9	5,051,910	4,935,000	4,935,000				4935,000		
CHUBB CORP	COM	171232101	507,312	7,800	7,800				7,800		
COMMUNITY HEALTH SYS INC NEW	COM	203668108	469,371	21,700	21,700				21,700		
CUBIST PHARMACEUTICALS INC	NOTE	229678AB3	2,065,025	2,500,000	2,500,000				2500,000		
CURAGEN CORP	SDCV	23126RAC5	1,113,068	1,410,000	1,410,000				1410,000		
CYMER INC	COM	232572107	241,950	5,112	5,112				5,112		
CYPRESS SEMICONDUCTOR CORP	NOTE	232806AF6	2,676,772	2,697,000	2,697,000				2697,000		
CYPRESS SEMICONDUCTOR CORP	COM	232806109	1,996,880	109,000	109,000				109,000		
DEVON ENERGY CORP NEW	DEB	25179MAA1	5,081	5,000	5,000				5,000		
DEVON ENERGY CORP NEW	DEB	25179MAB9	95,880	94,000	94,000				94,000		
ENZON PHARMACEUTICALS INC	NOTE	293904AB4	1,121,379	1,344,000	1,344,000				1344,000		
FEI CO	NOTE	30241LAB5	1,659,657	1,675,000	1,675,000				1675,000		
FAIR ISAAC CORP	COM	303250104	23,972	400	400				400		
FIRST DATA CORP	DEBT	319963AD6	652,073	591,000	591,000				591,000		
FORD MTR CO CAP TR II	PFD TR	345395206	1,134,350	25,000	25,000				25,000		
FREEPORT-MCMORAN COPPER & GO	NOTE	35671DAF2	503,729	220,000	220,000				220,000		
GAP INC DEL	COM	364760108	193,980	10,600	10,600				10,600		
GENCORP INC	NOTE	368682AE0	315,559	330,000	330,000				330,000		
GENZYME CORP	SDCV	372917AK0	570,130	558,000	558,000				558,000		
GILEAD SCIENCES INC	NOTE	375558AB9	505,678	200,000	200,000				200,000		
GILEAD SCIENCES INC	NOTE	375558AD5	1,437,680	1,000,000	1,000,000				1000,000		
HANOVER COMPRESSOR CO	NOTE	410768AC9	89,202	100,000	100,000				100,000		
ICN PHARMACEUTICALS INC NEW	NOTE	448924AM2	4,488,901	4,595,000	4,595,000				4595,000		
INCO LTD	COM	453258402	988,331	36,700	36,700				36,700		
INHALE THERAPEUTIC SYS INC	NOTE	457191AH7	40,000	50,000	50,000				50,000		
INTERNATIONAL RECTIFIER CORP	NOTE	460254AE5	2,365,392	2,447,000	2,447,000				2447,000		
INTERPUBLIC GROUP COS INC	NOTE	460690AF7	983,947	1,017,000	1,017,000				1017,000		
INVITROGEN CORP	NOTE	46185RAB6	282,882	268,000	268,000				268,000		
INVITROGEN CORP	NOTE	46185RAD2	1,183,603	1,218,000	1,218,000				1218,000		
IVAX CORP	NOTE	465823AD4	1,068,484	1,052,000	1,052,000				1052,000		
IVAX CORP	NOTE	465823AG7	2,916,957	2,975,000	2,975,000				2975,000		
KING PHARMACEUTICALS INC	COM	495582108	19,332	1,200	1,200				1,200		
KULICKE & SOFFA INDS INC	NOTE	501242AJ0	1,165,579	1,195,000	1,195,000				1195,000		
	PAGE TOTAL		63,019,335								

CONFIDENTIAL TREATMENT REQUESTED

CONFIDENTIAL

PAGE: 2 (ITEM 1) FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE SEP03

NAME OF ISSUES	TITLE OF CLASS (ITEM 2)	CUSIP NO (ITEM 3)	FAIR MARKET VALUE (ITEM 4)	SHARES OR PRINCIPAL AMOUNT (ITEM 5)	(ITEM 6) INVESTMENT DISCRETION SOLE (A)	SHARED DEFINED (B)	SHARED OTHER (C)	(ITEM 7) MGR	(ITEM 8) VOTING AUTHORITY (SHARES) SOLE (A)	SHARED (B)	NONE (C)
LSI LOGIC CORP	NOTE	502161AG7	393,720	408,000	408,000				408,000		
L-3 COMMUNICATIONS HLDGS INC	NOTE	502424AB0	850,574	693,000	693,000				693,000		
LAM RESEARCH CORP	NOTE	512807AE8	1,530,442	1,552,000	1,552,000				1552,000		
LIFEPOINT HOSPITALS INC	NOTE	53219LAE9	6,468,353	6,654,000	6,654,000				6654,000		
MERCURY INTERACTIVE CORP	NOTE	589405AB5	9,750	10,000	10,000				10,000		
NEXTEL COMMUNICATIONS INC	NOTE	65332VBC6	155,918	145,000	145,000				145,000		
NEXTEL COMMUNICATIONS INC	CL A	65332V103	23,352	1,200	1,200				1,200		
NORTEL NETWORKS CORP NEW	NOTE	656568AB8	971,186	1,069,000	1,069,000				1069,000		
OHIO CAS CORP	NOTE	677240AC7	703,948	700,000	700,000				700,000		
PREMIERE TECHNOLOGIES INC	NOTE	74058FAC6	508,418	505,000	505,000				505,000		
PRIMUS TELECOMMUNICATIONS GR	SDCV	741929AL7	1,833,150	2,020,000	2,020,000				2020,000		
QUANTUM CORP	COM DS	747906204	45,129	14,700	14,700				14,700		
REGENERON PHARMACEUTICALS	NOTE	75886FAB3	1,094,589	1,091,000	1,091,000				1091,000		
SCI SYS INC	NOTE	783890AF3	2,442,600	2,714,000	2,714,000				2714,000		
SANMINA SCI CORP	COM	800907107	24,300	2,500	2,500				2,500		
SCHOOL SPECIALTY INC	NOTE	807863AC9	5,331,250	5,000,000	5,000,000				5000,000		
SKYWORKS SOLUTIONS INC	NOTE	83088MAB8	6,855	5,000	5,000				5,000		
TERADYNE INC	SDCV	880770AD4	1,404,514	1,317,000	1,317,000				1317,000		
TRIQUINT SEMICONDUCTOR INC	NOTE	89674KAB9	30,362	35,000	35,000				35,000		
UNIVERSAL HLTH SVCS INC	CL B	913903100	40,992	800	800				800		
VEECO INSTRS INC DEL	NOTE	922417AB6	6,297,071	6,728,000	6,728,000				6728,000		
	PAGE TOTAL		30,166,473								
	GRAND TOTAL		93,185,808								

CONFIDENTIAL TREATMENT REQUESTED